Consolidated statements of income (loss) and comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of income (loss) and comprehensive income (loss)
Revenue (Note 19)	$ 224,352	$ 131,383
Cost of sales	67,464	41,938
Gross profit	156,888	89,445
Expenses
Sales and marketing	53,057	24,615
Research and development	34,158	21,438
General and administration	75,199	37,722
Foreign currency exchange (gain) loss	358	(343)
Total expenses	162,772	83,432
Income (loss) before interest expense (net), business integration costs, exchange listing expense, gain on change in fair value of consideration payable, business acquisition costs, goodwill impairment and income taxes	(5,884)	6,013
Interest expense (net) (Notes 4, 8, 14, 15)	3,863	1,908
Business acquisition costs (Note 20)	2,939	3,888
Business integration costs	1,222
Exchange listing expense	1,051
Gain on change in fair value of consideration payable (Note 14)	(2,254)	(4,167)
Goodwill impairment (Note 12)	91,685
Total non-operating expenses	98,506	1,629
Income (loss) before income tax	(104,390)	4,384
Provision for income taxes
Current (Note 11)	3,980	1,935
Deferred (Note 11)	2,410	2,167
Net income (loss)	(110,780)	282
Other comprehensive income (loss), Items to be reclassified to net income (loss)
Change in fair value of interest rate swaps, net of tax (Note 15)	1,172	252
Comprehensive income (loss)	$ (109,608)	$ 534
Earnings (loss) per share
Basic (Note 17 (iii))	$ (3.520)	$ 0.010
Diluted (Note 17 (iii))	$ (3.520)	$ 0.010
Weighted average number of shares outstanding (Note 17(iii))
Basic	31,475,255	28,944,216
Diluted	31,475,255	29,182,433